SECURED PROMISSORY NOTES - Global Ichiban Secured Promissory Notes - Additional Information (Details) - USD ($)				6 Months Ended
	Mar. 09, 2021	Dec. 09, 2020	Nov. 30, 2017	Jun. 30, 2021	Jan. 01, 2021
Secured Promissory Note [Line Items]
Common Shares Issued		872,093,023
Security Agreement
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding			$ 6,400,000
Agreement Entered Date			Nov. 30, 2017
Global Ichiban Limited | Secured Convertible Promissory Notes
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding					$ 5,800,000
Accrued interest expense, noncurrent					$ 0
Global Ichiban Limited | Secured Convertible Promissory Notes | Security Agreement
Secured Promissory Note [Line Items]
Agreement Entered Date			Nov. 30, 2017
Debt Instrument Maturity Date				Sep. 30, 2022
Global Ichiban Limited | Secured Convertible Promissory Notes | Settlement Agreement
Secured Promissory Note [Line Items]
Agreement Entered Date	Mar. 09, 2021
Debt Instrument Maturity Date	Sep. 30, 2022
Note conversions	$ 5,800,000
Debt conversion, average lowest closing price	80.00%
Number of days period in consideration of conversion of the notes	5 days
Global Ichiban Limited | Secured Convertible Promissory Notes | Settlement Agreement | Common Stock
Secured Promissory Note [Line Items]
Common Shares Issued	168,000,000